Contract liabilities	12 Months Ended
Jun. 30, 2024
Other Liabilities Disclosure [Abstract]
Contract liabilities

15. Contract liabilities

Contract liabilities consisted of the following:

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
Balance, beginning of the year	-	209,726	265,094
Addition	209,726	158,329	200,128
Recognized to revenue during the year	-	(209,726)	(265,094)
Total contract liabilities	209,726	158,329	200,128